Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment information
(1)	Segment information for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023
	Continuing operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	~~W~~	14,664,180	5,095,704	603,493	20,363,377	(2,754,866)	17,608,511
Inter-segment revenue		1,541,014	1,167,684	46,168	2,754,866	(2,754,866)	—
External revenue		13,123,166	3,928,020	557,325	17,608,511	—	17,608,511
Depreciation and amortization		2,743,448	971,628	24,390	3,739,466	(124,700)	3,614,766
Operating profit (loss)		1,463,934	329,072	(42,771)	1,750,235	6,041	1,756,276
Finance income and costs, net							(279,025)
Gain relating to investments in associates and joint ventures, net							10,928
Profit before income tax							1,488,179

(In millions of won)
	2022
	Continuing operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	~~W~~	14,496,866	4,895,791	592,188	19,984,845	(2,679,872)	17,304,973
Inter-segment revenue		1,554,550	1,082,802	42,520	2,679,872	(2,679,872)	—
External revenue		12,942,316	3,812,989	549,668	17,304,973	—	17,304,973
Depreciation and amortization		2,738,547	981,838	22,730	3,743,115	(121,790)	3,621,325
Operating profit (loss)		1,334,306	311,210	(2,126)	1,643,390	(49,042)	1,594,348
Finance income and costs, net							(276,489)
Loss relating to investments in associates and joint ventures, net							(81,707)
Profit before income tax							1,236,152

(In millions of won)
	2021
	Continuing operations							Discontinued operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	~~W~~	14,214,407	4,790,641	362,978	19,368,026	(2,619,441)	16,748,585	2,845,424
Inter-segment revenue		1,495,934	1,112,935	10,572	2,619,441	(2,619,441)	—	462,341
External revenue		12,718,473	3,677,706	352,406	16,748,585	—	16,748,585	2,383,083
Depreciation and amortization		2,812,827	958,462	11,318	3,782,607	(110,052)	3,672,555	287,412
Operating profit (loss)		1,123,147	294,070	14,550	1,431,767	595	1,432,362	73,005
Finance income and costs, net							(160,471)	(222,406)
Gain relating to investments in subsidiaries, associates and joint ventures, net							446,300	1,502,147
Profit before income tax							1,718,191	1,352,746

(1)	Segment information for the years ended December 31, 2023, 2022 and 2021 are as follows, Continued:

(*1)
The Parent Company carried out spin-off of its business of managing investments in semiconductor, new Information and Communication Technologies (“ICT”) and making new investments during the year ended December 31, 2021. Accordingly, the Group reclassified SK stoa Co., Ltd. from Commerce Services segment to Others segment.

(*2)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note 4-(2). Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Total segment operating profit (Before adjustments)	~~W~~	1,750,235	1,643,390	1,431,767
Adjustments(*1)		2,969	(31,320)	(44,605)

Total segment operating profit		1,753,204	1,612,070	1,387,162

Other operating income:
Gain on disposal of property and equipment and intangible assets		21,898	15,985	39,136
Others		28,468	40,274	76,627

		50,366	56,259	115,763
Other operating expenses:
Impairment loss on property and equipment and intangible assets		(10,369)	(17,027)	(3,135)
Loss on disposal of property and equipment and intangible assets		(9,369)	(20,465)	(28,158)
Donations		(14,766)	(13,125)	(12,800)
Bad debt for accounts receivable – other		(5,256)	(3,011)	(3,995)
Others(*2)		(7,534)	(20,353)	(22,475)

		(47,294)	(73,981)	(70,563)

Consolidated operating profit from continuing operations	~~W~~	1,756,276	1,594,348	1,432,362

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.
(*2)	Others for the years ended December 31, 2022 and 2021 include ~~W~~ 6.1 billion and ~~W~~ 17.0 billion of penalties, respectively, and various other expenses with inconsequential amounts.

(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2023, 2022 and 2021 are as follows, Continued:

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the nature, amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2023		2022	2021
Goods and Services transferred at a point in time:
Cellular revenue	Goods and others(*1)	~~W~~	993,919	969,025	959,932
Fixed-line telecommunication revenue	Goods and others		93,174	66,477	105,340
Other revenue	Others(*2)		459,905	464,805	328,328

			1,546,998	1,500,307	1,393,600

Goods and Services transferred over time:
Cellular revenue	Wireless service(*3)		10,328,980	10,253,217	10,100,368
	Cellular interconnection		432,660	471,163	493,820
	Other(*4)		1,367,607	1,248,911	1,164,353
Fixed-line telecommunication revenue	Fixed-line service		147,669	156,662	217,000
	Cellular interconnection		15,804	21,209	69,769
	Internet Protocol Television(*5)		1,837,209	1,816,130	1,786,765
	International calls		190,872	180,689	162,379
	Internet service and miscellaneous(*6)		1,643,292	1,571,822	1,336,453
Other revenue	Miscellaneous		97,420	84,863	24,078

			16,061,513	15,804,666	15,354,985

Continuing operations			17,608,511	17,304,973	16,748,585

Discontinued operations			—	—	2,383,083

		~~W~~	17,608,511	17,304,973	19,131,668

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.
(*2)	Miscellaneous other revenue includes revenue from considerations received for the data broadcasting channel use for product sales-type and sales of goods through data broadcasting.

(3)	Disaggregation of operating revenues considering the economic factors that affect the nature, amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows, Continued:

(*3)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.
(*4)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.
(*5)	Internet Protocol Television (“IPTV”) service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.
(*6)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.